INVESCO COMBINATION STOCK & Bond Funds, Inc.

                 INVESCO Total Return Fund - Institutional Class

               Supplement dated August 14, 2003 to the Prospectus
                     dated August 12, 2003 as Supplemented
                                 August 12, 2003


The Board of Directors of INVESCO Combination Stock & Bonds Funds, Inc. (the "Company") approved, on August 12-13, 2003, a name change for the Company. Effective as of October 1, 2003, the name of the Company will be "AIM Combination Stock & Bond Funds, Inc."

The section of the Prospectus entitled "Investment Goals, Strategies, And Risks" is amended to (i) delete the second and third paragraphs in their entirety and
(ii) substitute the following in their place:

      The portion of the Fund's portfolio invested in equity securities will be primarily invested in large-capitalization stocks that possess one of three attributes that are attractive relative to the S&P 500: (i) a low price-to-earnings ratio, (ii) a high dividend yield, or (iii) consistent growth.

      The portion of the Fund's portfolio invested in equity securities is managed in a blend of the growth and value investing styles. To be managed in the growth investing style means that we focus on company fundamentals and growth prospects. Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. To be managed in the value investing style means that we seek securities, particularly stocks, that are currently undervalued by the market - companies that are performing well, or have solid management and products, but whose stock prices do not reflect that value.

The Board of Directors of the Company approved, on August 12-13, 2003, for each series portfolio of the Company (each a "Fund" and, collectively, the "Funds") a new investment advisory agreement between A I M Advisors, Inc. ("AIM") and the Company, under which AIM will serve as the investment advisor for each Fund, and a new sub-advisory agreement between AIM and INVESCO Institutional (N.A.), Inc. ("INVESCO Institutional"), under which INVESCO Institutional will serve as sub-advisor for each Fund. INVESCO Institutional is an affiliate of INVESCO Funds Group, Inc. ("INVESCO"), which currently serves as the investment advisor for each Fund.

The proposed advisory and sub-advisory agreements relate to an integration initiative announced on March 27, 2003, by AMVESCAP PLC ("AMVESCAP"), the parent company of both AIM and INVESCO, with respect to its North American mutual fund operations. AMVESCAP has recommended rationalizing and streamlining the contractual arrangements for the provision of investment advisory and administrative services to funds within The AIM Family of Funds(R) (the "AIM Funds") and the INVESCO Family of Funds (the "INVESCO Funds"). The objective is to have AIM assume primary responsibility for the investment advisory, administrative, accounting and legal and compliance services for the INVESCO Funds. These changes will simplify AMVESCAP's mutual fund operations in the


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United States in that there will be a uniform arrangement for investment management for both the AIM Funds and the INVESCO Funds. The portfolio management team for the Fund will not change nor will the advisory fees paid by the Fund change as a result of this restructuring.

The proposed investment advisory agreement and the proposed sub-advisory agreement require the approval of the Fund's shareholders and will be submitted to shareholders for their consideration at a meeting to be held on or around October 21, 2003. If approved by shareholders, the proposed investment advisory and sub-advisory agreements will become effective on November 5, 2003, and will expire, unless renewed, on or before June 30, 2005. If shareholders of the Fund do not approve both the proposed investment advisory and sub-advisory agreements, the current investment advisory agreement with INVESCO will continue in effect for the Fund.

Effective October 1, 2003, exchangeability among like share classes of the AIM Funds and the INVESCO Funds will be permitted. The exchange policy will provide for the following types of exchanges:

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 SHAREHOLDERS INVESTED IN THE FOLLOWING      WILL BE OFFERED THE ABILITY TO
     CLASSES OF THE INVESCO FUNDS:       EXCHANGE INTO THE FOLLOWING CLASSES OF
                                                     THE AIM FUNDS:
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o     Investor Class Shares              o  Class A Shares of Category I and
                                            II AIM Funds and AIM Tax-Exempt
o     Class A Shares(1)                     Cash Fund

                                         o  Class A3 Shares of all AIM Funds

                                         o  AIM Cash Reserve Shares of AIM
                                            Money Market Fund
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o     Class B Shares                     o  Class B Shares of all AIM Funds,
                                            with the exception of AIM Floating
                                            Rate Fund
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o     Class C Shares                     o  Class C Shares of all AIM Funds,
                                            with the exception of AIM Floating
                                            Rate Fund
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o     Institutional Class Shares         o  Institutional Class Shares of
                                            all AIM Retail Funds
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o     Class K Shares                     o  There is currently no like class
                                            of shares offered by the AIM Funds
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(1)  Class A Shares that are subject to a CDSC will not be exchangeable for shares of AIM Tax-Exempt Cash Fund or AIM Money Market Fund.


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 SHAREHOLDERS INVESTED IN THE FOLLOWING      WILL BE OFFERED THE ABILITY TO
       CLASSES OF THE AIM FUNDS:         EXCHANGE INTO THE FOLLOWING CLASSES OF
                                                   THE INVESCO FUNDS:
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o  Class A Shares of all AIM Funds,      o  Class A Shares of all INVESCO
   with the exception of Class A Shares     Funds(2)
   of Category III Funds purchased at net
   asset value

o  Class A3 Shares of the AIM Funds

o  AIM Cash Reserve Shares of AIM
   Money Market Fund
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o  Class B Shares of all AIM Funds       o  Class B Shares of all INVESCO
                                            Funds
--------------------------------------------------------------------------------
o  Class C Shares of all AIM Funds       o  Class C Shares of all INVESCO Funds
--------------------------------------------------------------------------------
o  Institutional Class Shares of all     o  Institutional Class Shares of
   AIM Retail Funds                         all INVESCO Funds
--------------------------------------------------------------------------------
o  Class R Shares                        o  There is currently no like class
                                            of shares offered by the INVESCO
                                            Funds
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INVESCO Funds Group, Inc. intends to implement the changed market timing exchange policy described below.

The following policy governing exchanges is effective on or about November 10, 2003: you are limited to a maximum of 10 exchanges per calendar year per shareholder account for all funds held by you under that account. Because excessive short-term trading or market-timing activity can hurt fund performance, if you exceed that limit, or if a fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one fund and into (purchase) another fund.




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(2)  The shareholder would be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which he or she was exchanging. Neither AIM Cash Reserve Shares of AIM Money Market Fund nor Class A Shares of AIM Tax-Exempt Cash Fund will be exchangeable for Class A Shares of an INVESCO Fund that are subject to a CDSC.

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